AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2024.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 857	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 858	☒

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 5, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 857 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 5, 2024, as the new effective date for Post-Effective Amendment No. 851 to the Trust’s Registration Statement, which was filed on September 18, 2024 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco MSCI North America Climate ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 851 to the Trust’s Registration Statement, which was filed on September 18, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of November, 2024.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Brian Hartigan Brian Hartigan	President	November 29, 2024

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	November 29, 2024

/s/ Adam Henkel Adam Henkel	Secretary	November 29, 2024

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	November 29, 2024

*/s/ Todd J. Barre Todd J. Barre	Trustee	November 29, 2024

*/s/ Victoria J. Herget Victoria J. Herget	Trustee	November 29, 2024

*/s/ Marc M. Kole Marc M. Kole	Trustee	November 29, 2024

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	November 29, 2024

*/s/ Joanne Pace Joanne Pace	Trustee	November 29, 2024

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	November 29, 2024

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	November 29, 2024

*By: /s/ Adam Henkel Adam Henkel		November 29, 2024
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.